Net income/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2023
Net income/(loss) per share
Schedule of computation of basic and diluted net loss per share

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$
Numerator:
Net income/(loss) for discontinued operations	22,929	(29,712)	—
Denominator:
Weighted average ordinary shares outstanding
—basic	328,484,502	335,640,275	341,070,214
—diluted	328,484,502	335,640,275	341,070,214
Basic net income/(loss) per share attributable to ordinary shareholders	0.07	(0.09)	—
Diluted net income/(loss) per share attributable to ordinary shareholders	0.07	(0.09)	—
Basic net income/(loss) per ADS* attributable to ordinary shareholders	4.19	(5.31)	—
Diluted net income/(loss) per ADS* attributable to ordinary shareholders	4.19	(5.31)	—
Numerator:
Net loss for continuing operations	(4,191)	(12,844)	(15,032)
Denominator:
Weighted average ordinary shares outstanding
—basic	328,484,502	335,640,275	341,070,214
—diluted	328,484,502	335,640,275	341,070,214
Basic and diluted net loss per share attributable to ordinary shareholders	(0.01)	(0.04)	(0.04)
Basic and diluted net loss per ADS* attributable to ordinary shareholders	(0.77)	(2.30)	(2.64)

*In December 2022, the Company changed the ratio of American depositary shares (“ADSs”) to Class A ordinary shares (the “ADS Ratio”) from one ADS representing fifteen Class A ordinary shares to one ADS representing sixty Class A ordinary shares.